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August 5, 2019	John S. Marten Shareholder +1 312 609 7753 jmarten@vedderprice.com

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Steward Funds, Inc.

File Nos. 002-28174 and 811-01597

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of Steward Funds, Inc. (the “Registrant”), we hereby certify that (1) the form of Prospectus dated August 1, 2019 and Statement of Additional Information dated August 1, 2019, as filed on August 2, 2019, for the Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

Very truly yours, /s/ John S. Marten John S. Marten